MAJOR CUSTOMERS AND SUPPLIERS	12 Months Ended
Dec. 31, 2021
MAJOR CUSTOMERS AND SUPPLIERS
MAJOR CUSTOMERS AND SUPPLIERS

25   MAJOR CUSTOMERS AND SUPPLIERS

During the year ended December 31, 2019, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB1,010,794, RMB712,780 and RMB535,990, respectively. During the year ended December 31, 2020, the Company had three contracting customers, which generated over 10% of the Company’s total revenues or RMB1,347,165, RMB847,620 and RMB674,621, respectively. During the year ended December 31, 2021, the Company had four contracting customers, which generated over 10% of the Company’s total revenues or RMB1,736,295, RMB964,414, RMB873,378 and RMB785,528, respectively.

During the years ended December 31, 2019, 2020 and 2021, the numbers of major suppliers of the Company were two, two and one, respectively, from whom the purchase amounts from each of them accounted for over 10% of the Company’s operating expenditures. Severe impact can result from total or partial loss of the business relationship.